Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-Current Assets [Abstract]
Schedule of Other Noncurrent Assets	Other non-current assets were comprised of the following:
	December 31, 2023	December 31, 2022
Deposits (a)	$6,680,051	$8,965,160
Prepaid consulting service expenses	543,200	-
Deferred contract costs	1,883,333	-
Others	183,655	68,040
Total	$9,290,239	$9,033,200
(a)	As of December 31, 2023 and 2022, the balance of deposits represented the deposits made to service providers, who paid utility charges in mining facilities on behalf of the Company. The deposits are refundable upon expiration of the agreement between the Company and the service provider, which may be due 12 months from the effective date of the agreement.